UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Somerset Capital Advisers, LLC

Address:  10 East 40th Street, Suite 4210
          New York, New York 10016

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Goldberg
Title:  Chief Investment Officer
Phone:  (212) 931-9600


Signature, Place and Date of Signing:

 /s/ Stuart Goldberg            New York, New York           January 31, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:   $111,183
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2007



COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------         -----       --------  -------  --- ----   ----------  --------  ----    ------  ----
ACACIA RESH CORP               ACACIA TCH COM   003881307   4,476     498,417  SH         SOLE        NONE      498,417
AGNICO EAGLE MINES LTD         COM              008474108   1,987      36,365  SH         SOLE        NONE       36,365
AES CORP                       COM              00130H105   2,221     103,831  SH         SOLE        NONE      103,831
AVON PRODS INC                 COM              054303102   2,302      58,244  SH         SOLE        NONE       58,244
BARRICK GOLD CORP              COM              067901108   1,948      46,337  SH         SOLE        NONE       46,337
CALGON CARBON CORP             COM              129603106   8,709     548,063  SH         SOLE        NONE      548,063
CAMECO CORP                    COM              13321L108   1,735      43,591  SH         SOLE        NONE       43,591
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209   1,111      34,007  SH         SOLE        NONE       34,007
CORNING INC                    COM              219350105   5,100     212,588  SH         SOLE        NONE      212,588
CMGI INC                       COM NEW          125750307   2,165     165,400  SH         SOLE        NONE      165,400
DEERE & CO                     COM              244199105   3,882      41,688  SH         SOLE        NONE       41,688
ELIZABETH ARDEN INC            COM              28660G106   4,348     213,648  SH         SOLE        NONE      213,648
EXAR CORP                      COM              300645108   2,708     339,819  SH         SOLE        NONE      339,819
EXTERRAN HLDGS INC             COM              30225X103   5,431      66,396  SH         SOLE        NONE       66,396
FREEPORT-MCMORAN COPPER & GO   COM              35671D857   1,135      11,083  SH         SOLE        NONE       11,083
FOSTER WHEELER LTD             SHS NEW          G36535139   2,506      16,165  SH         SOLE        NONE       16,165
FOSTER WHEELER LTD             SHS NEW          G36535139      90      13,900      PUT    SOLE        NONE       13,900
GENERAL CABLE CORP DEL NEW     COM              369300108   5,125      69,931  SH         SOLE        NONE       69,931
GENTEK INC                     COM NEW          37245X203   4,800     164,006  SH         SOLE        NONE      164,006
GOLDCORP INC NEW               COM              380956409   2,014      59,356  SH         SOLE        NONE       59,356
HILL INTERNATIONAL INC         COM              431466101   4,928     347,812  SH         SOLE        NONE      347,812
I-TRAX INC                     COM NEW          45069D203   3,115     877,538  SH         SOLE        NONE      877,538
INDYMAC BANCORP INC            COM              456607100     313      66,700      PUT    SOLE        NONE       66,700
MCDERMOTT INTL INC             COM              580037109   3,615      61,242  SH         SOLE        NONE       61,242
MCDERMOTT INTL INC             COM              580037109     157      52,000      PUT    SOLE        NONE       52,000
MIRANT CORP NEW                COM              60467R100   5,897     151,281  SH         SOLE        NONE      151,281
NU SKIN ENTERPRISES INC        CL A             67018T105   2,999     182,562  SH         SOLE        NONE      182,562
O2MICRO INTERNATIONAL LTD      SPONS ADR        67107W100   4,571     396,113  SH         SOLE        NONE      396,113
RELIANT ENERGY INC             COM              75952B105   2,184      83,222  SH         SOLE        NONE       83,222
REGENERATION TECH INC DEL      COM              75886N100   3,058     352,310  SH         SOLE        NONE      352,310
TRIPLE CROWN MEDIA INC         COM              89675K102   1,631     343,309  SH         SOLE        NONE      343,309
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   1,525      32,815  SH         SOLE        NONE       32,815
TITAN INTL INC ILL             COM              88830M102   6,930     221,687  SH         SOLE        NONE      221,687
TECHWELL INC                   COM              87874D101   3,165     287,427  SH         SOLE        NONE      287,427
URS CORP NEW                   COM              903236107   3,300      60,744  SH         SOLE        NONE       60,744


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